VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

Voya Global Income & Growth Fund

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MI Dynamic Small Cap Fund

Voya MI Dynamic SMID Cap Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Small Cap Growth Fund

Voya VACS Series LCC Fund

Voya VACS Series MCV Fund

VOYA INVESTORS TRUST

Voya Balanced Income Fund

VOYA MUTUAL FUNDS

Voya Global High Dividend Low Volatility Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya VACS Series EME Fund

VOYA PARTNERS, INC.

Voya Global Insights Fund

(each, a “Fund,” collectively, the “Funds”)1

Supplement dated September 15, 2026

to the Funds’ current Prospectuses, as supplemented

(collectively, the “Prospectuses”)

Effective immediately, the Prospectuses are revised as follows:

1.The sub-section of the Prospectuses entitled “How to Sell Shares - Payments” is deleted in its entirety and replaced with the following:

Payments

Payment for shares redeemed will typically be made within one business day after receipt by the Transfer Agent of a request in good order. Each Fund can delay payment of the redemption proceeds for up to 7 days and may suspend redemptions and/or further postpone payment of proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but a Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

1References in the disclosure contained in this Supplement to “each Fund,” “a Fund” or “the Fund” shall be construed to refer to each Fund to which the relevant disclosure applies, as the context in the applicable Prospectus requires.

1

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.

Each Fund will typically pay redemption proceeds in cash using cash held by the Fund, cash generated through the sale of cash equivalents and other Fund assets, or by borrowing cash pursuant to the Fund’s line of credit. A Fund may, however, determine in its absolute discretion to distribute non-cash assets in kind in complete or partial satisfaction of its obligation to pay redemption proceeds to a shareholder consistent with the limits described below. Each Fund, unless waived by a shareholder, is required to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. Non-cash assets distributed by a Fund may not represent a pro rata distribution of assets held in the Fund’s portfolio. Assets distributed in kind will be valued in the same manner as they are valued for purposes of determining a Fund’s NAV.

In some circumstances, a Fund, in its discretion, may accept purchase orders from one or more financial institutions that are willing, upon redemption of their investment in the Fund, to receive their redemption proceeds in kind rather than in cash. A Fund’s ability to pay these redemption proceeds in kind relieves the Fund of the need to sell the securities that are distributed in kind and incur brokerage and other transaction costs associated with such sale and may have the effect of reducing the amount of taxable gains the Fund would otherwise be required to distribute to shareholders. As with other redemption in kind transactions, a Fund would enter into these transactions only when the Fund determines it to be in the Fund’s best interest to do so. The Fund’s frequent trading policy shall not apply to the transactions described in this paragraph.

A shareholder's receipt of non-cash redemption proceeds may be less favorable to the shareholder than receipt of cash proceeds for a number of reasons, including, without limitation, the payment of taxes, transaction or brokerage costs, and potential delays relating to the sale of the non-cash assets, potential illiquidity of the non-cash assets, and the potential inability of the shareholder to realize from the sale of non-cash assets cash proceeds equal to the cash proceeds it would have received from a Fund, due to a market decline before disposition. There may also be a risk that redemption in kind activity could negatively impact the market value of the securities distributed in kind and, in turn, the NAV of any fund that holds securities that are being distributed in-kind. In each case, the Investment Adviser will determine that the benefits to a Fund of a redemption in kind will generally outweigh the risk of any potential negative NAV impact. A Fund has no obligation to satisfy any redemption request in kind, even when doing so may benefit a redeeming shareholder or may reduce or eliminate transaction costs and/or the realization of capital gains that may need to be distributed to shareholders, and such distributions will be taxable to shareholders that hold their shares in a taxable account. A redemption in kind is subject to the Funds’ policies and procedures and any applicable laws or regulations. More information about the payment of redemptions in kind can be found in the Purchase, Exchange, and Redemption of Shares – Payment-in Kind section of the SAI.

2.The fifth paragraph in the section of the Prospectuses entitled “Frequent Trading – Market Timing” is amended to include the following bullet point:

•Redemptions of shares via in kind transactions, as well as related subscriptions and purchases, in each case, effected in accordance with the fund’s policies on redemptions in kind.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

Voya Global Income & Growth Fund

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MI Dynamic Small Cap Fund

Voya MI Dynamic SMID Cap Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Small Cap Growth Fund

Voya VACS Series LCC Fund

Voya VACS Series MCV Fund

VOYA INVESTORS TRUST

Voya Balanced Income Fund

VOYA MUTUAL FUNDS

Voya Global High Dividend Low Volatility Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya VACS Series EME Fund

VOYA PARTNERS, INC.

Voya Global Insights Fund

(each, a “Fund,” collectively, the “Funds”)1

Supplement dated September 15, 2026

to the Funds’ current Statements of Additional Information, as supplemented

(collectively, the “SAIs”)

Effective immediately, the SAIs are revised as follows:

1.The sub-section of the SAI entitled “Purchase, Exchange, and Redemption of Shares – Payment-in Kind” is deleted in its entirety and replaced with the following:

Payment-in Kind

Each Fund will typically pay redemption proceeds in cash using cash held by the Fund, cash generated through the sale of cash equivalents and other Fund assets, or by borrowing cash pursuant to the Fund’s line of credit. Each Fund reserves the right to honor any request for redemption by making payment wholly or in part in securities at their then-current market value equal to the redemption price. However, because the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash but may be paid wholly or in part by a distribution in kind of securities.

1References in the disclosure contained in this Supplement to “each Fund,” “a Fund” or “the Fund” shall be construed to refer to each Fund to which the relevant disclosure applies, as the context in the applicable Prospectus requires.

1

The specific security or securities to be distributed will be determined by the Investment Adviser and could include a pro-rata representation of a Fund’s portfolio or a non-pro-rata portion of a Fund’s portfolio depending upon various circumstances and subject to the Fund’s policies and procedures and any applicable laws or regulations. In effecting such redemptions in kind, the Investment Adviser may select securities to distribute to the redeeming shareholder by considering certain factors, including, without limitation, the portfolio management team’s model or optimal Fund portfolio, risk management considerations, compliance considerations, the active positioning of a Fund post-redemption, the liquidity of the securities, and the tax basis of the securities.

A Fund may be more likely to pay redemption proceeds in kind during periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments. A Fund may also effect redemptions in kind in an effort to, among other considerations: (a) manage the portfolio efficiently or for any other portfolio management purpose, (b) externalize certain transaction costs that would otherwise be borne by a Fund in connection with redemption activity or portfolio turnover, or (c)for any purpose the Investment Adviser reasonably believes will benefit a Fund in accordance with the Funds’ policies and procedures for redemptions in kind. Redemptions in kind may reduce the need for a Fund to maintain short-term cash reserves, reduce Fund transaction costs, reduce the need for a Fund to sell its investments at inopportune times, and lower Fund capital gain recognition, all of which may be considerations when determining whether to effect a redemption in kind. However, there can be no assurance that redemptions in kind can or will be effected when they would be beneficial to a Fund, and it may be impractical or impossible to effect redemptions in kind with many or substantially all of the Fund’s shareholders because of, among other things, how they hold their Fund shares or the small value of the redemptions.

In some circumstances, a Fund, in its discretion, may accept purchase orders from one or more financial institutions that are willing, upon redemption of their investment in the Fund, to receive their redemption proceeds in kind rather than in cash. Financial institutions that participate in the transactions described in this paragraph do not receive a fee or any compensation from a Fund for doing so. A Fund’s ability to pay these redemption proceeds in kind relieves the Fund of the need to sell the securities that are distributed in kind and incur brokerage and other transaction costs associated with such sale and may have the effect of reducing the amount of taxable gains the Fund would otherwise be required to distribute to shareholders. As with other redemption in kind transactions, a Fund would enter into these transactions only when the Fund determines it to be in the Fund’s best interest to do so.

Assets distributed in kind will be valued in the same manner as they are valued for purposes of determining a Fund’s NAV. A Fund is not obligated to satisfy any redemption request in kind. To the extent possible, each Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.

A redemption in kind is subject to the Funds’ policies and procedures and any applicable laws or regulations. Redemption in kind distributions to meet a redemption request as described above are not covered under the Funds’ frequent trading policy, as described in the prospectus under “Frequent Trading – Market Timing.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE